Parent Company Information - Summary of Condensed Statements Of Cash Flows (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Operating activities
Net income	₩ 5,028,606	$ 3,402,627	₩ 4,526,334	[1]	₩ 3,890,902	[2]
Reconciliation of net income to net cash provided by operating activities:
Net cash inflow (outflow) from operating activities	4,020,186	2,720,275	4,108,816		4,760,492
Investing activities
Other investing activities, net	(397,226)	(268,785)	(496,252)		(19,166)
Net cash outflow from investing activities	(3,825,055)	(2,588,239)	(3,519,492)		(19,635,879)
Financing activities
Increases in debentures	86,031,647	58,213,665	83,777,490		107,607,314
Issuance of hybrid securities	399,059	270,025	598,552		1,596,030
Redemption of hybrid securities	(80,848,086)	(54,706,187)	(83,683,272)		(106,631,213)
Other financing activities	(28,151)	(19,048)	(546,580)		694,472
Net cash inflow from financing activities	(1,983,837)	(1,342,371)	(1,239,069)		15,179,824
Net increase (decrease) in cash and cash equivalents	(1,217,721)	(823,976)	(708,210)		501,636
Increase in beginning balance of cash and cash equivalents	25,826,588	17,475,666	26,534,798		26,033,162
Increase in ending balance of cash and cash equivalents	24,608,867	$ 16,651,690	25,826,588		26,534,798
Parent Company
Operating activities
Net income	2,170,597		2,121,244		1,684,512
Reconciliation of net income to net cash provided by operating activities:
Other operating activities, net	36,135		(66,265)		7,807
Net cash inflow (outflow) from operating activities	2,206,732		2,054,979		1,692,319
Investing activities
Net payments from (to) subsidiaries	(150,000)		27,539
Other investing activities, net	414,742		103,294		(1,409,500)
Net cash outflow from investing activities	264,742		130,833		(1,409,500)
Financing activities
Net increase (decrease) in borrowings	865,000		100,000
Increases in debentures	398,945				498,898
Repayments of debentures and lease liabilities	(1,075,644)		(1,090,617)		(1,100,584)
Issuance of hybrid securities	399,045		598,537		1,596,000
Redemption of hybrid securities	(350,000)
Cash dividends paid	(1,686,776)		(1,336,815)		(1,564,153)
Acquisition of treasury shares	(820,000)		(571,745)
Other financing activities	10		109
Net cash inflow from financing activities	(2,269,420)		(2,300,531)		(569,839)
Net increase (decrease) in cash and cash equivalents	202,054		(114,719)		(287,020)
Increase in beginning balance of cash and cash equivalents	116,334		231,053		518,073
Increase in ending balance of cash and cash equivalents	₩ 318,388		₩ 116,334		₩ 231,053

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.